REVENUE - Disaggregation of Net Revenues by Major Source (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	$ 8,490	$ 5,150	$ 15,533	$ 10,143
Finance and interest income	236	254	478	527
Rents and other income on operating lease	185	174	373	369
Finance, interest and other income	421	428	851	896
Total Revenues	8,911	5,578	16,384	11,039
Sales of goods
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	8,245	4,946	15,038	9,701
Rendering of services and other revenues
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	164	126	333	282
Rents on assets sold with a buy-back commitment
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	$ 81	$ 78	$ 162	$ 160